CASH FLOW HEDGE RESERVE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Schedule of cash flow hedge reserve

In millions	2024	2023	2022
Balance at January 1,	$(10.6)	$(3.1)	$6.2
Gains and losses deferred to shareholders’ equity associated with the hedging of operating cash flows	37.8	(9.4)	(11.6)
Total of changes during the year	37.8	(9.4)	(11.6)
Deferred taxes	(7.7)	1.9	2.3
Balance at December 31,	$19.6	$(10.6)	$(3.1)